SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Unrealized gain (loss) recorded in accumulated other comprehensive income	$ 1,334
Derivative Assets	2,479	2,353
Derivative Liabilities	(2,900)	(64)
Loss Recognized in Other Comprehensive Income, net	(1,334)
Gain (loss) Recognized in Statements of Operations	(987)	6,667
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	12,925
Loss Recognized in Other Comprehensive Income, net	(1,334)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Operating Expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Operations	(834)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(1,447)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	86,639	65,098
Loss Recognized in Other Comprehensive Income, net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial Expense (income), net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Operations	(153)	6,667
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Prepaid Expenses and Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	2,479	2,353
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Payable and Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (1,453)	$ (64)